CONDENSED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Assets
Cash and cash equivalents	$ 845,192	$ 185,367
Inventory	198,029
Deferred offering costs	2,480,049
Prepaid license fee	0	100,000
Prepaid expenses	24,170
Deferred finance charges	86,667	3,894
Total current assets	3,634,107	289,261
Property and equipment, net	872,523
Total assets	4,506,630	289,261
Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)
Accounts payable	698,318	8,995
Due to parent	16,581	116,383
Deferred Revenue	23,802
Convertible notes payable	424,674	519,486
Notes Payable	478,709
Warrant liability	601,889
Accrued expenses	1,317,991	79,250
Total current liabilities	3,561,964	724,114
License fee payable	1,875,000
Total liabilities	$ 5,436,964	$ 724,114
Commitments and Contingencies (See note 7)
Series A redeemable convertible preferred stock; $0.0001 par value, zero and 3,017,488 shares authorized at December 31, 2013 and 2014, respectively; and 3,015,902 and zero shares issued and outstanding at December 31, 2014; (liquidation preference of $6,777,338 at December 31, 2014); no shares issued or outstanding pro forma at December 31, 2014	$ 7,304,914
Stockholders' (Deficit):
Common stock: $0.0001 par value, 10,000,000 and 15,000,000 shares authorized at December 31, 2013 and 2014 respectively; 2,666,666 and 2,874,330 shares issued and outstanding at December 31, 2013 and 2014 respectively; 5,259,923 shares issued and outstanding pro forma at December 31, 2014	288	$ 267
Additional paid-in capital	1,175,242	366,083
Accumulated deficit	(9,410,778)	(801,203)
Total stockholders' (deficit)	(8,235,248)	(434,853)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	4,506,630	$ 289,261
Series A redeemable convertible preferred stock
Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)
Series A redeemable convertible preferred stock; $0.0001 par value, zero and 3,017,488 shares authorized at December 31, 2013 and 2014, respectively; and 3,015,902 and zero shares issued and outstanding at December 31, 2014; (liquidation preference of $6,777,338 at December 31, 2014); no shares issued or outstanding pro forma at December 31, 2014	$ 7,304,914